Intangible assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	R$ 373,699	R$ 307,657
Additions	79,351	67,040
Disposals	(31,828)	(998)
Business combination	618,664
Intangible assets ending balance	1,039,886	373,699	R$ 307,657
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	460,460	381,779
Additions	150,310	104,687	49,177
Disposals	(49,602)	(26,006)
Business combination	626,005
Intangible assets ending balance	1,187,173	460,460	381,779
Cost | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	143,194	143,194
Business combination	510,850
Intangible assets ending balance	654,044	143,194	143,194
Cost | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	99,368	99,428
Additions	4,300
Disposals		(60)
Business combination	51,433
Intangible assets ending balance	155,101	99,368	99,428
Cost | Trademark use right
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	12,491	12,491
Intangible assets ending balance	12,491	12,491	12,491
Cost | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	1,732	1,704
Additions	7	28
Business combination	1,989
Intangible assets ending balance	3,728	1,732	1,704
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	134,612	95,683
Additions	37,477	41,363
Disposals	(11,899)	(25,000)
Transfers	27,561	22,566
Business combination	16,898
Intangible assets ending balance	204,649	134,612	95,683
Cost | Licenses for use
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	11,518	11,437
Additions	9,035	88
Disposals		(7)
Business combination	4,697
Intangible assets ending balance	25,250	11,518	11,437
Cost | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Business combination	38,827
Intangible assets ending balance	38,827
Cost | Software in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	20,032	17,116
Additions	32,654	25,695
Disposals	(190)	(213)
Transfers	(27,561)	(22,566)
Business combination	1,311
Intangible assets ending balance	26,246	20,032	17,116
Cost | Right-of-use assets - Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	37,513
Additions	66,837	37,513
Disposals	(37,513)
Intangible assets ending balance	66,837	37,513
Cost | Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance		726
Disposals		(726)
Intangible assets ending balance	0		726
Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(86,761)	(74,122)
Additions	(70,959)	(37,647)
Disposals	17,774	25,008
Business combination	(7,341)
Intangible assets ending balance	(147,287)	(86,761)	(74,122)
Amortization | Customer relationship
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(37,093)	(26,571)
Additions	(13,450)	(10,582)
Disposals		60
Intangible assets ending balance	(50,543)	(37,093)	(26,571)
Amortization | Trademark use right
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(12,491)	(12,491)
Intangible assets ending balance	(12,491)	(12,491)	(12,491)
Amortization | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(448)	(113)
Additions	(345)	(335)
Intangible assets ending balance	(793)	(448)	(113)
Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(26,515)	(30,346)
Additions	(34,099)	(19,847)
Disposals	9,438	23,678
Transfers	0	0
Business combination	(4,332)
Intangible assets ending balance	(55,508)	(26,515)	(30,346)
Amortization | Licenses for use
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(6,046)	(3,514)
Additions	(4,240)	(2,533)
Disposals		1
Business combination	(3,009)
Intangible assets ending balance	(13,295)	(6,046)	(3,514)
Amortization | Exclusivity right
Disclosure of detailed information about intangible assets [line items]
Additions	(647)
Intangible assets ending balance	(647)
Amortization | Right-of-use assets - Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(4,168)
Additions	(18,178)	(4,168)
Disposals	8,336
Intangible assets ending balance	(14,010)	(4,168)
Amortization | Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance		(1,087)
Additions		(182)
Disposals		R$ 1,269
Intangible assets ending balance	R$ 0		R$ (1,087)